Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Deferred Tax Assets and Deferred Tax Liabilities

Composition	12/31/2024	12/31/2023
Deferred tax assets
Loans and other financing	37,831,223	56,584,908
Provisions and employee benefits	12,083,347	12,375,387
Allowances for contingencies	3,111,028	3,724,577
Leases	2,261,915	3,955,143
Investments in other companies	1,010,385	1,356,082
Tax losses	66,726,683	1,502,739
Other	5,626,241	9,949,936

Total deferred tax assets	128,650,822	89,448,772

Deferred tax liabilities
Property, plant and equipment and other non-financial assets	87,073,241	89,836,714
Intangible assets	50,408,639	49,947,759
Tax effects on forward sales	9,404,692	34,121,590
Government securities	55,142,897
Other	4,514,556	12,274,065

Total deferred tax liabilities	206,544,025	186,180,128

Net deferred tax liabilities	77,893,203	96,731,356

Schedule of Changes in Net Deferred Tax Liabilities

Composition	12/31/2024	12/31/2023
Net deferred tax liabilities at the beginning of the fiscal year	96,731,356	88,573,162
Net deferred tax assets from Banco BMA SAU and its subsidiaries at the acquisition date		(316,269)
(Profit) / expense from deferred taxes recognized in the statement of income	(18,838,153)	8,474,463

Net deferred tax liabilities at fiscal year end	77,893,203	96,731,356

Schedule of Income Tax Expense in the Consolidated Financial Statements
The main items of income tax expense in the consolidated Financial Statements are as follows:

Composition	12/31/2024	12/31/2023	12/31/2022
Current income tax charge (1)	52,361,541	606,318,130	117,890,638
(Profit) / expense from deferred income tax	(18,838,153)	8,474,463	6,681,415

Charge from income tax recognized in the statement of income	33,523,388	614,792,593	124,572,053
(Profit) / expense from income tax recognized in other comprehensive income	(41,358,840)	36,501,352	(16,596,128)

Total	(7,835,452)	651,293,945	107,975,925

(1)
Includes the restatement in constant currency of the current tax charge generated during the year, the adjustments recognized in the current year for previous periods and the effects of including in the OCI the applicable portion of the current tax.

Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount
The table below shows the reconciliation between income tax and the amounts obtained by applying the current tax rate in Argentina to the income carrying amount:

Composition	12/31/2024	12/31/2023	12/31/2022
Income carrying amount before income tax	360,014,620	1,883,015,098	401,071,593
Applicable income tax rate	35%	35%	35%

Income tax on income carrying amount	126,005,117	659,055,284	140,375,058

Net permanent differences and other tax effects including the fiscal inflation adjustment	(92,481,729)	(44,262,691)	(15,803,005)

Total income tax	33,523,388	614,792,593	124,572,053